Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2021
Share Option and Warrant Reserves
Share Option and Warrant Reserves
Note 16: Share option and warrant reserves

(a) Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the years ended December 31, 2021, and 2020, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2021	2020
Recognized in net loss from continuing operations and included in:
Exploration and evaluation costs	$473	$528
Fees, salaries and other employee benefits	1,573	2,002
	$2,046	$2,530
Recognized in net loss from discontinued operations	-	239
Total share-based compensation expense	$2,046	$2,769

During the year ended December 31, 2021, the Company granted 1,405,000 (December 31, 2020 – 4,180,672) share options to directors, officers, employees, and certain consultants who provide certain on-going services to the Company, representative of employee services. The weighted average fair value per option of these share options was calculated as $0.56 (December 31, 2020 – $1.08) using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during the years ended December 31, 2021 and 2020 was estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

	Years ended December 31
	2021	2020
Risk-free interest rate	0.91%	0.36%
Expected dividend yield	Nil	Nil
Share price volatility	67%	68%
Expected forfeiture rate	0%	0%
Expected life in years	4.90	4.90

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b) Share option plan

The Company maintains a rolling share option plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees, and other service providers. The share options typically vest as to 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months.

The number of share options issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price ($/option)(a)
Outstanding, December 31, 2019	5,602,619	$2.96
Granted (b)	5,857,459	2.42
Exercised	(3,228,182)	2.42
Expired	(20,272)	2.90
Forfeited	(70,620)	2.61
Outstanding, December 31, 2020	8,141,004	$2.67
Granted (c)	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited (c)	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00

(a)

The exercise price of issued share options prior to October 9, 2020 were adjusted downwards by $0.95, pursuant to the acquisition of Eastmain, reflecting the fair value of the Peruvian projects allocated to the Spincos (note 6). The above weighted average exercise prices were retrospectively adjusted to reflect this change.

(b)	As part of the acquisition, Eastmain’s 14.3 million share options outstanding at October 9, 2020 were converted to approximately 1.6 million of Fury Gold share options for a value of $1,890 (note 6).
(c)

On August 26, 2021, 870,000 share options exercisable at $0.93 for a five-year term were granted to Mr. Tim Clark following his appointment as CEO. These options vest over a period of two years with 12.5% vesting every three months. In respect of the predecessor CEO, one million options were forfeited during the year ended December 31, 2021.

As at December 31, 2021, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	2,934,405	1.28	1.58	1,826,282	1.44	2.30
$2.05 – $4.37	3,686,324	2.35	3.22	2,987,575	2.42	3.08
$7.54 – $9.00	131,268	7.88	0.41	131,268	7.88	0.41
	6,751,997	2.00	2.45	4,945,125	2.21	2.72

On January 24, 2022, the Company granted 1,745,000 share options with an exercise price of $1.00 and a five-year term.

(c)  Share purchase warrants

The number of share purchase warrants outstanding at December 31, 2021 was as follows:

	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2019	337,813	$2.96
Issued (a)	1,297,591	1.33
Exercised	(8,664)	1.46
Outstanding at December 31, 2020	1,626,740	$1.66
Issued (note 15i)	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27

(a)	As part of the acquisition of Eastmain in October 2020, 11.1 million warrants were converted to Fury Gold warrants for a value of $1,560 (note 6).

The following table reflects the warrants issued and outstanding as of December 31, 2021:

Expiry date	Warrants outstanding	Exercise price ($/share)
March 6, 2022	189,613	1.11
March 9, 2022	222,577	1.11
September 12, 2022	337,813	2.96
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	8,211,453	1.27